Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	26,112.76
Total Offset Amount	0.00
Net Fee	$ 26,112.76